LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
LOANS RECEIVABLE
9.	LOANS RECEIVABLE

Commencing in August 2014, The Group introduced its financial services and launched its financial platform www.txdai.com. The Group provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to home buyers, real estate developers and other borrowers that meet its credit assessment requirements. The loans to home buyers and other borrowers are primarily originated through the Group's online financial service channel on its website. The Group also promotes financing services to customers to provide the increased convenience of one-stop real estate brokerage services. The Group charges borrowers interest and service fees. Most of the loans to home buyers are unsecured as they generally also borrow mortgage loans from commercial banks. The loans to real estate developers are generally secured loans. To comply with restrictions on non-financial institutions' ability to provide loans to corporate borrowers under PRC law, the Group generally provides loans to real estate developers using an “entrusted loan” structure. Under entrusted loan arrangements with commercial banks, the Group provides loans to borrowers with funds released by the commercial banks from the Group's trust accounts at such banks. Commercial banks collect interest and principal payments from the borrowers on the Group's behalf and receive service fees. The Group, as opposed to the commercial banks, bears the credit risk of the entrusted loans.

             Loans receivable consisted of the following:

	As of December 31,
	2013	2014
	US$	US$
Current
Secured
-Entrusted loans	-	17,413
-Mortgage loans	-	11,943
	-	29,356
Unsecured loans	-	50,285
Less: Allowances for doubtful debts	-	-

	-	79,641

Non-current
Secured
-Mortgage loans	-	41
	-	41
Unsecured loans	-	1,968
Less: Allowances for doubtful debts	-	-

	-	2,009

As of December 31, 2014, the loan period of entrusted loans ranged from six to twelve months and had interest rates ranging from 12% to 20%. The entrusted loans were secured by collateral that had a market value ranging from 103% to 174% of the entrusted loans as of December 31, 2014.

As of December 31, 2014, the loan period of mortgage loans ranged from one to eighteen months and had interest rates ranging from 6 to 9.6%. The mortgage loans were secured by collateral that had a market value ranging from 146% to 1103% of the mortgage loans as of December 31, 2014.

As of December 31, 2014, the loan period of credit loans ranged from one to thirty-six months and had interest rates ranging from 4% to 12%.

On a quarterly basis, the Group assesses each individual loan receivable for impairment. As part of its impairment assessment, management considers the timeliness of collections to date, changes in the value of collateral provided by the borrowers and expected default rates. For the year ended December 31, 2014, none of the loans receivable with material balance was in default and no impairment loss was recognized.

Commencing in August 2014, the Group entered into arrangements with third-party investors under which the Group sold its economic benefits in certain mortgage loans receivable in exchange for cash on the website. The investors generally will receive interest at interest rates equal to those charged by the group. The Group continues to provide (i) limited administrative services in the form of collection and payment services to the borrowers and investors and (ii) a guarantee to the investors in the event of default by the borrowers. The nature of these continuing involvements does not constitute control over the transferred mortgage loans receivable. During the year ended December 31, 2014, US$15,746 in mortgage loans receivable were derecognized in accordance with ASC 860.No gains or losses were recorded on the sales of mortgage loans receivable, as the cash proceeds received equaled to the outstanding principal amounts. In accordance with ASC 460, “Guarantees”, the Group determined that the fair value of the guarantee provided on the transferred mortgage loans receivable was insignificant as of December 31, 2014.